Stock-Based Compensation - Summary of Net Cash Proceeds from Exercise of Stock Options Less Shares Used for Minimum Withholding Taxes and Intrinsic Value of Options Exercised (Detail) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Net cash proceeds	$ 0	$ 0	$ 0	$ 227	$ 227	$ 212	$ 344
Intrinsic value of options exercised	$ 0	$ 0	$ 0	$ 344	$ 344	$ 179	$ 905